Debt issued designated at fair value (Table)	12 Months Ended
Dec. 31, 2023
Debt issued designated at fair value
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Designated Financial Liabilities At Fair Value Through Profit Or Loss

USD m 31.12.23 31.12.22
Issued debt instruments
Equity-linked
1
46,269 41,901
Rates-linked

16,880 16,276
Credit-linked 4,506 2,170
Fixed-rate 14,295 6,538
Commodity-linked 3,704 4,294
Other 687 663
Total debt issued designated at fair value 86,341 71,842
of which: issued by UBS AG with original maturity greater than one year
2
73,544 57,750
1 Includes investment fund unit-linked instruments issued.

2 Based on original contractual maturity without considering any early redemption features. As of 31 December 2023,
100 % of the balance was unsecured
(31 December 2022: 100%).